Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Futures positions	$ 762,636	$ 260,744
Purchased options on futures contracts	0	728,440
Fixed income securities	1,465,195	11,003,681
Liabilities
Options written on futures contracts	0	884,242
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Futures positions	762,636	260,744
Purchased options on futures contracts		728,440
Fixed income securities	0	0
Total assets	762,636	989,184
Liabilities
Options written on futures contracts		884,242
Total fair value	762,636	104,942
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Futures positions	0	0
Purchased options on futures contracts		0
Fixed income securities	1,465,195	11,003,681
Total assets	1,465,195	11,003,681
Liabilities
Options written on futures contracts		0
Total fair value	1,465,195	11,003,681
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Futures positions	0	0
Purchased options on futures contracts		0
Fixed income securities	0	0
Total assets	0	0
Liabilities
Options written on futures contracts		0
Total fair value	0	0
Fair Value, Measurements, Recurring [Member]
Assets
Futures positions	762,636	260,744
Purchased options on futures contracts		728,440
Fixed income securities	1,465,195	11,003,681
Total assets	2,227,831	11,992,865
Liabilities
Options written on futures contracts		884,242
Total fair value	$ 2,227,831	$ 11,108,623